Label	Element	Value
Innovator Growth Accelerated Plus ETF® - January | Invesco QQQ Trust Series 1, Expiration: 12/31/2025; Exercise Price: $5.13 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	97.40%
Innovator Growth Accelerated Plus ETF® - January | Invesco QQQ Trust Series 1, Expiration: 12/31/2025; Exercise Price: $511.23 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	10.90%
Innovator Growth Accelerated Plus ETF® - January | Invesco QQQ Trust Series 1, Expiration: 12/31/2025; Exercise Price: $544.36 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(8.60%)